PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation expenses from continuing operations	$ 7,338	$ 11,966	$ 11,054
Depreciation expenses from discontinuing operations	$ 1,500	$ 5,379	6,516
Impairment loss from continuing operations			90
Impairment loss from discontinuing operations	$ 0	$ 0	$ 0